Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Leasehold improvements	549	549	81
Computer and network equipment	2,485	2,624	387
Manufacturing equipment	14,111	3,445	508
Office equipment	334	356	52
Motor vehicles	4,446	2,732	403
Construction in process	105	-	-
	22,030	9,706	1,431
Less: Impairment loss	(1,896)	(1,896)	(279)
Less: Accumulated depreciation	(11,597)	(5,211)	(769)
	8,537	2,599	383